Employee Compensation - Summary of Changes in Number of Key Assumption (Detail) $ in Millions	Oct. 31, 2022 CAD ($)
Pension Plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	5.50%
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (681)
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 836
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.30%
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 30
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	(29)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	(119)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 116
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	5.50%
Other employee future benefit plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (69)
Other employee future benefit plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	85
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	(17)
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 17
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.70%
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 35
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (31)